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February 2, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     RiverSource Tax-Exempt Series, Inc.
           RiverSource Intermediate Tax-Exempt Fund
           RiverSource Tax-Exempt Bond Fund
        Post-Effective Amendment No. 58
        File Nos. 2-57328/811-2686
       Accession Number: 0000950137-09-000602

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 58 (Amendment). This Amendment was filed electronically on Jan. 27, 2009.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
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     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.